SCHEDULE OF NATURE OF TRANSACTIONS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
P4 Engineering Industrial Pte Ltd [Member]
Related Party Transaction [Line Items]
- Sale of goods	[1]		$ 414	$ 891
- Purchases of goods	[1]	945	640	1,906
- Land rental	[1]	404	207	506
Multi Ways Equipment Sdn Bhd [Member]
Related Party Transaction [Line Items]
- Sale of goods	[2]		151	1
MWE Investment Pte Ltd [Member]
Related Party Transaction [Line Items]
- Sale of goods	[3]	11
Yin Zhan Holdings Pte Ltd [Member]
Related Party Transaction [Line Items]
- Sale of goods	[4]		5	488
- Purchases of goods	[4]	$ 413	$ 81	$ 1,632

[1]	Mr. James Lim, Ms. Lee NG and Ms. Maggie Lim are the directors of P4 Engineering Industrial Pte Ltd. Mr. James Lim and Ms. Lee NG are the shareholders and they hold 100% in P4 Engineering Industrial Pte Ltd.
[2]	Ms. Maggie Lim and Mr. Nick Tan are the directors. Ms. Maggie Lim, Mr. Nick Tan and Mr. James Lim are the shareholders and hold 100% in Multi Ways Equipment Sdn Bhd.
[3]	Mr. James Lim, Ms Lee NG and Ms Maggie Lim are the directors, and they are also the shareholders and hold 88% stake in MWE Investment Pte Ltd.
[4]	Mr. James Lim is the director and shareholder, and he holds 51% stake in Yin Zhan Holding Pte Ltd.